UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period January 1, 2025 to December 31, 2025

Date of Report (Date of Earliest Event Reported): January 23, 2026

Commission File Number of securitizer: 025-04691

Central Index Key Number of securitizer: 0001786930

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001786930
HPE DEPOSITOR LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not Applicable
Central Index Key Number of underwriter (if applicable): Not Applicable

Brian Slattery (678) 259-9860
Name and telephone number, including area code, of the person to contact in connection with this filing.

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), HPE Depositor LLC has indicated by check mark that there is no activity to report for the annual period January 1, 2025 to December 31, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 23, 2026

HPE DEPOSITOR LLC
(Depositor)

By: Hewlett-Packard Financial Services Company
Its: Sole Member

By:	/s/ Ian Fowlis
Ian Fowlis
VP, CFO and Treasurer